Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
Schedule of Unvested Restricted Share Units

The following table summarizes our unvested restricted share units giving retroactive effect to the 1-for-8 Share Consolidation effected on March 2, 2026:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested on December 31, 2023	3,840	$201.6
Granted	4,875	$13.2
Vested	(6,562)	$13.2
Unvested on December 31, 2024	2,153	$201.6
Granted	687,500	$8.19
Vested	(62,500)	$8.19
Forfeited	(1,778)	$201.6
Unvested on December 31, 2025	625,375	$8.31

Schedule of Share Based Compensation Expenses

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2025	2024	2023
Selling and marketing expenses	$-	$342	$42,300
General and administrative expenses	3,705,336	109,372	93,247
Total share-based compensation expenses	$3,705,336	$109,714	$135,547